Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 90,172	¥ 640,209	¥ 1,154,114	¥ 2,155,361
Operating cost and expenses:
Cost of revenues	(46,870)	(332,774)	(651,578)	(1,343,386)
Fulfilment	(15,137)	(107,472)	(160,680)	(202,026)
Sales and marketing	(17,048)	(121,039)	(214,783)	(296,049)
Technology and content	(7,534)	(53,490)	(81,382)	(124,854)
General and administrative	(17,036)	(120,951)	(145,857)	(226,110)
Total operating cost and expenses	(103,625)	(735,726)	(1,254,280)	(2,192,425)
Other operating income	2,098	14,898	21,599	54,416
Income/(loss) from operations	(11,355)	(80,619)	(78,567)	17,352
Financial income/(expense), net	(8,483)	(60,226)	(14,356)	80,061
Foreign exchange loss, net	(950)	(6,743)	(15,697)	(1,300)
Other non-operating income/(loss), net	(339)	(2,405)	2,072	112,909
Income/(loss) before income tax expense, and equity in income of affiliates, net of tax	(21,127)	(149,993)	(106,548)	209,022
Income tax expense	(1,106)	(7,851)	(24,791)	(60,501)
Equity in loss of affiliates, net of tax	(1,025)	(7,276)	(7,051)	(16,237)
Net income/(loss)	(23,258)	(165,120)	(138,390)	132,284
net income/(loss) attributable to non- controlling interests shareholders	1	9	(217)	318
Net income/(loss) attributable to YUNJI INC.	(23,259)	(165,129)	(138,173)	131,966
Net income/(loss)	(23,258)	(165,120)	(138,390)	132,284
Other comprehensive (loss)/income
Foreign currency translation adjustment	3,124	22,178	78,777	(25,116)
Total comprehensive income/(loss)	(20,134)	(142,942)	(59,613)	107,168
Less: total comprehensive income/(loss) attributable to non-controlling interests shareholders	1	9	(217)	318
Total comprehensive income/(loss) attributable to YUNJI INC.	(20,135)	(142,951)	(59,396)	106,850
Net income/(loss) attributable to ordinary shareholders	$ (23,259)	¥ (165,129)	¥ (138,173)	¥ 131,966
Weighted average number of ordinary shares used in computing net income/(loss) per share
- Basic	1,971,108,505	1,971,108,505	2,088,319,721	2,139,963,573
- Diluted	1,971,108,505	1,971,108,505	2,088,319,721	2,147,205,590
Net income/(loss) per share attributable to ordinary shareholders
- Basic | (per share)	$ (0.01)	¥ (0.08)	¥ (0.07)	¥ 0.06
- Diluted | (per share)	$ (0.01)	¥ (0.08)	¥ (0.07)	¥ 0.06
Sales of Merchandise [Member]
Revenues:
Total revenues	$ 70,515	¥ 500,651	¥ 965,796	¥ 1,798,882
Market Place Revenue [Member]
Revenues:
Total revenues	18,337	130,188	170,561	321,844
Other Revenue [Member]
Revenues:
Total revenues	$ 1,320	¥ 9,370	¥ 17,757	¥ 34,635